INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible assets:
Patents	¥ 126,423		¥ 92,165
Less: accumulated amortization	20,616		8,436
Intangible assets, net	145,213	$ 22,255	85,753
Domain name
Intangible assets with indefinite lives:
Intangible assets with indefinite lives	2,024		¥ 2,024
Insurance brokerage license and others
Intangible assets with indefinite lives:
Intangible assets with indefinite lives	¥ 37,382